Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
	December 31, 2020	December 31, 2019
Accounts payable	$991,565	$923,808
Accrued expenses	905,629	417,302
Others	33,794	34,474
	$1,930,988	$1,375,584